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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter  Ended:  June 30, 2006
                                                 ------------------------------

 Check here if Amendment |_|; Amendment Number:
                                                     -----------

 This Amendment (Check only one.):          |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:
 Name:      Palmyra Capital Advisors, LLC
            -------------------------------------------------
 Address:   11111 Santa Monica Blvd.
            -------------------------------------------------
            Suite 1100
            -------------------------------------------------
            Los Angeles, CA  90025
            -------------------------------------------------

 Form 13F File Number:  28 -  10800
                              --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
 Name:        Michael Baxter
              -----------------------------------------------
 Title:       President
              -----------------------------------------------
 Phone:       310-689-1700
              -----------------------------------------------

Signature, Place, and Date of Signing:


      /s/ Michael Baxter         Los Angeles, CA                8-23-2006
--------------------------   -------------------------    ----------------------
       [Signature]                 [City, State]                 [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:
 Number of Other Included
 Managers:                                      0
                                       ---------------------

 Form 13F Information Table Entry
 Total:                                         96
                                       ---------------------

 Form 13F Information Table Value
 Total:                                      512,202
                                       ---------------------
                                           (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

              Column 1                Column 2      Column 3         Column 4                Column 5
-------------------------------------------------------------------------------------------------------


                                      TITLE OF                        VALUE         SHRS OR     SH/
           NAME OF ISSUER               CLASS         CUSIP          (x$1000)       PRN AMT     PRN
-------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC                  COM        007903107           4,884      200,000      SH
ADVANCED MICRO DEVICES INC                  COM        007903107           2,747      112,500      SH
AMAZON.COM INC.                             COM        023135106           3,868      100,000      SH
AMAZON.COM INC.                             COM        023135106           3,868      100,000      SH
AMERICAN ITALIAN PASTA CO                   COM        027070101           4,846      566,200      SH
ANHEUSER BUSCH COS INC.                     COM        035229103           2,963       65,000      SH
ATLAS AIR WORLDWIDE HOLDINGS                COM        049164205           1,981       40,400      SH
BEA SYSTEMS INC                             COM        073325102           2,026      154,800      SH
BEAR STEARNS COMPANIES INC.                 COM        073902108           9,805       70,000      SH
BEAZER HOMES USA, INC.                      COM        07556Q105           2,293       50,000      SH
BEAZER HOMES USA, INC.                      COM        07556Q105           1,973       43,000      SH
BLOCKBUSTER INC                             COM        093679108           3,084      619,100      SH
BOWATER INC                                 COM        102183100           4,527      199,000      SH



              Column 1                            Column 6                   Column 7
-----------------------------------------------------------------------------------------------------
                                                                         Voting Authority
                                                                         ----------------
                                        PUT/     INVESTMENT
           NAME OF ISSUER               CALL     DISCRETION        SOLE        SHARED       NONE
-----------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC               PUT           Defined      200,000
ADVANCED MICRO DEVICES INC                             Defined      112,500
AMAZON.COM INC.                          PUT           Defined      100,000
AMAZON.COM INC.                         CALL           Defined      100,000
AMERICAN ITALIAN PASTA CO                              Defined      566,200
ANHEUSER BUSCH COS INC.                                Defined       65,000
ATLAS AIR WORLDWIDE HOLDINGS                           Defined       40,400
BEA SYSTEMS INC                                        Defined      154,800
BEAR STEARNS COMPANIES INC.              PUT           Defined       70,000
BEAZER HOMES USA, INC.                   PUT           Defined       50,000
BEAZER HOMES USA, INC.                                 Defined       43,000
BLOCKBUSTER INC                                        Defined      619,100
BOWATER INC                                            Defined      199,000

              Column 1                Column 2      Column 3         Column 4                Column 5
-------------------------------------------------------------------------------------------------------


                                      TITLE OF                        VALUE         SHRS OR     SH/
           NAME OF ISSUER               CLASS         CUSIP          (x$1000)       PRN AMT     PRN
-------------------------------------------------------------------------------------------------------

BOWATER INC                                 COM        102183100           1,879       82,600      SH
BROADCOM CORP                               COM        111320107             898       29,600      SH
BROADWING CORP                              COM        11161E101           1,341      129,600      SH
CA INC                                      COM        12673P105           6,463      314,500      SH
CANO PETROLEUM INC                          COM        137801106           1,456      256,700      SH
COACH INC                                   COM        189754104           3,653      122,200      SH
COMCAST CORPORATION                         COM        20030N200           7,713      235,291      SH
COMPUWARE CORP.                             COM        205638109           2,686      400,778      SH
CONOCOPHILLIPS                              COM        20825C104           4,083       62,300      SH
COREL CORPORATION                           COM        21869X103           1,072       88,900      SH
DENBURY RESOURCES INC                       COM        247916208           2,407       76,000      SH
DOLLAR THRIFTY AUTOMOTIVE GRP               COM        256743105           3,249       72,100      SH
EBAY INC.                                   COM        278642103           1,465       50,000      SH
ECLIPSYS CORP                               COM        278856109           1,177       64,800      SH
EXPEDIA INC                                 COM        30212P105           2,821      188,256      SH
FLAGSTAR BANCORP INC                        COM        337930101           1,773      111,100      SH


              Column 1                           Column 6                   Column 7
----------------------------------------------------------------------------------------------------
                                                                        Voting Authority
                                                                        ----------------
                                       PUT/     INVESTMENT
           NAME OF ISSUER              CALL     DISCRETION        SOLE        SHARED       NONE
----------------------------------------------------------------------------------------------------

BOWATER INC                            CALL           Defined       82,600
BROADCOM CORP                                         Defined       29,600
BROADWING CORP                                        Defined      129,600
CA INC                                                Defined      314,500
CANO PETROLEUM INC                                    Defined      256,700
COACH INC                                             Defined      122,200
COMCAST CORPORATION                                   Defined      235,291
COMPUWARE CORP.                                       Defined      400,778
CONOCOPHILLIPS                                        Defined       62,300
COREL CORPORATION                                     Defined       88,900
DENBURY RESOURCES INC                                 Defined       76,000
DOLLAR THRIFTY AUTOMOTIVE GRP                         Defined       72,100
EBAY INC.                                             Defined       50,000
ECLIPSYS CORP                                         Defined       64,800
EXPEDIA INC                                           Defined      188,256
FLAGSTAR BANCORP INC                                  Defined      111,100

              Column 1                Column 2      Column 3         Column 4                Column 5
-------------------------------------------------------------------------------------------------------


                                      TITLE OF                        VALUE         SHRS OR     SH/
           NAME OF ISSUER               CLASS         CUSIP          (x$1000)       PRN AMT     PRN
-------------------------------------------------------------------------------------------------------

GARMIN LTD.                                 COM        G37260109          15,816      150,000      SH
GARMIN LTD.                                 COM        G37260109          15,288      145,000      SH
GENESIS HEALTHCARE CORP                     COM        37184D101           4,386       92,600      SH
GLOBAL CROSSING LTD.                        COM        G3921A175           1,974      111,100      SH
GOLDMAN SACHS GROUP INC.                    COM        38141G104           7,521       50,000      SH
IMPAC MORTGAGE HOLDINGS INC                 COM        45254P102           3,615      323,300      SH
INPUT/OUTPUT INC                            COM        457652105           2,844      301,000      SH
IROBOT CORPORATION                          COM        462726100           2,489      100,000      SH
ISHARES RUSSELL 2000 INDEX FUND             COM        464287655          10,042      140,000      SH
KB HOME                                     COM        48666K109          11,099      242,065      SH
KB HOME                                     COM        48666K109           4,585      100,000      SH
KOMAG INCORPORATED                          COM        500453204           1,616       35,000      SH
LEAP WIRELESS INTL INC                      COM        521863308           2,903       61,178      SH
LEHMAN BROTHERS HOLDINGS INC                COM        524908100           3,583       55,000      SH



              Column 1                            Column 6                   Column 7
-----------------------------------------------------------------------------------------------------
                                                                         Voting Authority
                                                                         ----------------
                                        PUT/     INVESTMENT
           NAME OF ISSUER               CALL     DISCRETION        SOLE        SHARED       NONE
-----------------------------------------------------------------------------------------------------

GARMIN LTD.                              PUT           Defined      150,000
GARMIN LTD.                             CALL           Defined      145,000
GENESIS HEALTHCARE CORP                                Defined       92,600
GLOBAL CROSSING LTD.                                   Defined      111,100
GOLDMAN SACHS GROUP INC.                CALL           Defined       50,000
IMPAC MORTGAGE HOLDINGS INC                            Defined      323,300
INPUT/OUTPUT INC                                       Defined      301,000
IROBOT CORPORATION                                     Defined      100,000
ISHARES RUSSELL 2000 INDEX FUND          PUT           Defined      140,000
KB HOME                                                Defined      242,065
KB HOME                                  PUT           Defined      100,000
KOMAG INCORPORATED                       PUT           Defined       35,000
LEAP WIRELESS INTL INC                                 Defined       61,178
LEHMAN BROTHERS HOLDINGS INC                           Defined       55,000

              Column 1                Column 2      Column 3         Column 4                Column 5
-------------------------------------------------------------------------------------------------------


                                      TITLE OF                        VALUE         SHRS OR     SH/
           NAME OF ISSUER               CLASS         CUSIP          (x$1000)       PRN AMT     PRN
-------------------------------------------------------------------------------------------------------

LEHMAN BROTHERS HOLDINGS INC                COM        524908100           9,772      150,000      SH
LEHMAN BROTHERS HOLDINGS INC                COM        524908100           3,257       50,000      SH
MAIR HOLDINGS INC                           COM        560635104           2,292      369,100      SH
MARSH & MCLENNAN CO INC                     COM        571748102           5,378      200,000      SH
MICROSOFT CORPORATION                       COM        594918104           5,360      230,000      SH
MIRANT CORPORATION                          COM        60467R100           4,221      157,500      SH
MOLINA HEALTHCARE INC                       COM        60855R100           4,924      129,400      SH
NATURAL GAS SERVICES GROUP                  COM        63886Q109           1,386       92,600      SH
NEWS CORPORATION, INC.                      COM        65248E203           1,514       75,000      SH
NRG ENERGY, INC.                            COM        629377508           2,457       51,000      SH
NUCOR CORP                                  COM        670346105           3,797       70,000      SH
NUCOR CORP                                  COM        670346105          10,850      200,000      SH
NYSE GROUP INC.                             COM        62949W103           6,505       95,000      SH
PALM INC                                    COM        696643105           1,308       81,236      SH


              Column 1                            Column 6                   Column 7
-----------------------------------------------------------------------------------------------------
                                                                         Voting Authority
                                                                         ----------------
                                        PUT/     INVESTMENT
           NAME OF ISSUER               CALL     DISCRETION        SOLE        SHARED       NONE
-----------------------------------------------------------------------------------------------------

LEHMAN BROTHERS HOLDINGS INC             PUT           Defined      150,000
LEHMAN BROTHERS HOLDINGS INC            CALL           Defined       50,000
MAIR HOLDINGS INC                                      Defined      369,100
MARSH & MCLENNAN CO INC                                Defined      200,000
MICROSOFT CORPORATION                                  Defined      230,000
MIRANT CORPORATION                                     Defined      157,500
MOLINA HEALTHCARE INC                                  Defined      129,400
NATURAL GAS SERVICES GROUP                             Defined       92,600
NEWS CORPORATION, INC.                                 Defined       75,000
NRG ENERGY, INC.                                       Defined       51,000
NUCOR CORP                                             Defined       70,000
NUCOR CORP                               PUT           Defined      200,000
NYSE GROUP INC.                         CALL           Defined       95,000
PALM INC                                               Defined       81,236

              Column 1                Column 2      Column 3         Column 4                Column 5
-------------------------------------------------------------------------------------------------------


                                      TITLE OF                        VALUE         SHRS OR     SH/
           NAME OF ISSUER               CLASS         CUSIP          (x$1000)       PRN AMT     PRN
-------------------------------------------------------------------------------------------------------

PALM INC                                    COM        696643105           1,610      100,000      SH
PAN AMERICAN SILVER CORP                    COM        697900108           3,751      208,500      SH
PETCO ANIMAL SUPPLIES INC                   COM        716016209           2,082      101,900      SH
PHOTON DYNAMICS INC                         COM        719364101           2,123      169,500      SH
PIONEER DRILLING CO.                        COM        723655106           1,153       74,700      SH
PULTE HOMES INC                             COM        745867101              29        1,000      SH
QUALCOMM INC                                COM        747525103           5,911      147,500      SH
RACKABLE SYSTEMS INC.                       COM        750077109           4,414      111,800      SH
RAMBUS INC.                                 COM        750917106           2,276      100,000      SH
RAMBUS INC.                                 COM        750917106           2,285      100,000      SH
RESEARCH IN MOTION                          COM        760975102          14,834      212,601      SH
RESEARCH IN MOTION                          COM        760975102          31,396      450,000      SH
RSA SECURITY INC                            COM        749719100           8,292      306,005      SH
SANDISK CORP                                COM        80004C101           6,271      123,002      SH
SANDISK CORP                                COM        80004C101          15,294      300,000      SH
SANDISK CORP                                COM        80004C101          38,235       75,000      SH


              Column 1                            Column 6                   Column 7
-----------------------------------------------------------------------------------------------------
                                                                         Voting Authority
                                                                         ----------------
                                        PUT/     INVESTMENT
           NAME OF ISSUER               CALL     DISCRETION        SOLE        SHARED       NONE
-----------------------------------------------------------------------------------------------------

PALM INC                                 PUT           Defined      100,000
PAN AMERICAN SILVER CORP                               Defined      208,500
PETCO ANIMAL SUPPLIES INC                              Defined      101,900
PHOTON DYNAMICS INC                                    Defined      169,500
PIONEER DRILLING CO.                                   Defined       74,700
PULTE HOMES INC                                        Defined        1,000
QUALCOMM INC                                           Defined      147,500
RACKABLE SYSTEMS INC.                   CALL           Defined      111,800
RAMBUS INC.                              PUT           Defined      100,000
RAMBUS INC.                             CALL           Defined      100,000
RESEARCH IN MOTION                                     Defined      212,601
RESEARCH IN MOTION                       PUT           Defined      450,000
RSA SECURITY INC                                       Defined      306,005
SANDISK CORP                                           Defined      123,002
SANDISK CORP                             PUT           Defined      300,000
SANDISK CORP                            CALL           Defined       75,000

              Column 1                Column 2      Column 3         Column 4                Column 5
-------------------------------------------------------------------------------------------------------


                                      TITLE OF                        VALUE         SHRS OR     SH/
           NAME OF ISSUER               CLASS         CUSIP          (x$1000)       PRN AMT     PRN
-------------------------------------------------------------------------------------------------------
SANMINA-SCI CORP                            COM        800907107           4,260      926,000      SH
SAPPI LTD SPONS ADR SPONSORED ADR           COM        803069202           2,810      225,000      SH
SEAGATE TECHNOLOGY                          COM        G7945J104           6,004      265,200      SH
SMURFIT STONE CONTAINER CORP                COM        832727101           2,931      267,827      SH
SPRINT NEXTEL CORPORATION                   COM        852061100           4,478      224,000      SH
STRYKER CORP                                COM        863667101           1,904       45,200      SH
STRYKER CORP                                COM        863667101           4,211      100,000      SH
SUNOCO INC.                                 COM        86764P109          13,858      200,000      SH
SUPPORTSOFT INC                             COM        868587106           1,181      300,000      SH
SYMANTEC CORP                               COM        871503108          10,862      698,904      SH
THE NASDAQ STOCK MARKET, INC.               COM        631103108           3,486      116,572      SH
TIDEWATER INC                               COM        886423102           2,460       50,000      SH
TODCO                                       COM        88889T107           3,800       93,000      SH
TODCO                                       COM        88889T107           9,068      222,000      SH
UNICA CORPORATION                           COM        904583101           3,361      339,500      SH



              Column 1                            Column 6                   Column 7
-----------------------------------------------------------------------------------------------------
                                                                         Voting Authority
                                                                         ----------------
                                        PUT/    INVESTMENT
           NAME OF ISSUER               CALL     DISCRETION        SOLE        SHARED       NONE
-----------------------------------------------------------------------------------------------------
SANMINA-SCI CORP                                       Defined      926,000
SAPPI LTD SPONS ADR SPONSORED ADR                      Defined      225,000
SEAGATE TECHNOLOGY                                     Defined      265,200
SMURFIT STONE CONTAINER CORP                           Defined      267,827
SPRINT NEXTEL CORPORATION                              Defined      224,000
STRYKER CORP                                           Defined       45,200
STRYKER CORP                             PUT           Defined      100,000
SUNOCO INC.                             CALL           Defined      200,000
SUPPORTSOFT INC                                        Defined      300,000
SYMANTEC CORP                                          Defined      698,904
THE NASDAQ STOCK MARKET, INC.                          Defined      116,572
TIDEWATER INC                                          Defined       50,000
TODCO                                                  Defined       93,000
TODCO                                   CALL           Defined      222,000
UNICA CORPORATION                                      Defined      339,500

              Column 1                Column 2      Column 3         Column 4                Column 5
-------------------------------------------------------------------------------------------------------


                                      TITLE OF                        VALUE         SHRS OR     SH/
           NAME OF ISSUER               CLASS         CUSIP          (x$1000)       PRN AMT     PRN
-------------------------------------------------------------------------------------------------------

UNITED STATES STEEL CORP.                   COM        912909108          30,712       43,800      SH
UNITEDHEALTH GROUP INC.                     COM        91324P102           2,239       50,000      SH
UNUMPROVIDENT CORPORATION                   COM        91529Y106           2,100      115,800      SH
VISTACARE INC                               COM        92839Y109           1,951      161,300      SH
VISTAPRINT LIMITED                          COM        G93762204           1,337       50,000      SH
WALTER INDS INC (NEW)                       COM        93317Q105           2,220       38,500      SH
WELLCARE HEALTH PLANS INC                   COM        94946T106           5,302      108,100      SH
YAHOO! INC                                  COM        984332106           7,920      240,000      SH


              Column 1                            Column 6                   Column 7
-----------------------------------------------------------------------------------------------------
                                                                         Voting Authority
                                                                         ----------------
                                        PUT/     INVESTMENT
           NAME OF ISSUER               CALL     DISCRETION        SOLE        SHARED       NONE
-----------------------------------------------------------------------------------------------------

UNITED STATES STEEL CORP.               CALL           Defined       43,800
UNITEDHEALTH GROUP INC.                 CALL           Defined       50,000
UNUMPROVIDENT CORPORATION                              Defined      115,800
VISTACARE INC                                          Defined      161,300
VISTAPRINT LIMITED                                     Defined       50,000
WALTER INDS INC (NEW)                                  Defined       38,500
WELLCARE HEALTH PLANS INC                              Defined      108,100
YAHOO! INC                                             Defined      240,000